Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events
Subsequent Events

Note 21 — Subsequent Events

In preparing these condensed consolidated financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through May 25, 2021, the date the financial statements were available to be issued.

Additional Hub Locations

Subsequent to the quarter ended March 31, 2021, and in accordance with the Company’s strategy to generate significant growth going forward, CarLotz expanded into one new location with a hub opening in Nashville, Tennessee. The Nashville area hub is located in Madison, Tennessee, and is CarLotz’ first location in the state of Tennessee and eleventh location overall. The Company also signed lease agreements for new hubs in Charlottesville, Virginia, Bakersfield, California, Highland Park, Illinois, Denver, Colorado, Fairview, Illinois, Baton Rouge, Louisiana, Plano, Texas and Pomona, California. The new hub opening and new lease signings align with the Company’s strategic goals, which include expanding into new geographic markets while innovating and expanding the Company’s technological leadership.

Inventory Sourcing

In mid-May 2021, the corporate vehicle sourcing partner that accounted for more than 60% of the cars we purchased during the three months ended March 31, 2021 informed us that it would be pausing its consignment of vehicles to us, with immediate effect, due to the current strength of the wholesale market for vehicles.

Note 24 — Subsequent Events

In preparing these consolidated financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through May 25, 2021, the date the financial statements were available to be issued.

Acamar Partners Acquisition Corp. Merger

On October 21, 2020, the Company entered into an Agreement and Plan of Merger (the “Agreement”) among the Company, Acamar Partners Acquisition Corp. (“Acamar”), an entity listed on the Nasdaq Capital Market (“Nasdaq”) under the trading symbol ACAM, Acamar Partners Sub, Inc., a Delaware corporation and direct wholly owned subsidiary of Acamar (“Merger Sub”), providing for, among other things, and subject to the conditions therein, the combination of the Company and Acamar pursuant to the proposed merger of Merger Sub with and into the Company with the Company continuing as the surviving entity (the “Merger”). As a result of the Merger, each outstanding share of the Company’s common stock was converted into the right to receive newly issued shares of Acamar’s Class A common stock, as calculated pursuant to the terms of the Agreement.

The business combination was accounted for as a reverse capitalization with CarLotz as the continuing company, and was consummated on January 21, 2021, after the approval of Acamar Partners' stockholders. Beginning January 22, 2021, new CarLotz' shares began trading on the Nasdaq Global Market under the ticker symbol "LOTZ." The business combination was funded with a combination of Acamar Partners' $311 million cash-in-trust and $125 million of Private Investment in Public Equity proceeds.

As a result of the business combination, CarLotz received approximately $315 million of net cash in the business combination. Concurrently, CarLotz settled its debt obligations, excluding the floor plan facility and capital lease obligation. The Company extinguished the convertible notes with a principal balance of $3,500, the PPP loan with a principal balance of $1,749 and the promissory note with a principal balance of $3,000. The Company also settled its stock warrants liability, redeemable convertible preferred stock and redeemable convertible preferred stock tranche obligation with carrying values of $144,  $17,560 and $2,832, respectively, as of December 31, 2020.

In addition, beginning March 10, 2021, the Company entered into a $30 million floor plan credit facility with Ally Financial. Concurrently, proceeds from the agreement were used to settle outstanding debt obligations on the preexisting floor plan facility with AFC. The interest rate is the prime rate plus 2.50% per annum, or 5.75% as of the date of the agreement.

Additional Hub Locations

Subsequent to the year ended December 31, 2020 and in accordance with the Company's strategy to generate significant growth going forward, CarLotz expanded into three new locations with hub openings in Seattle, Washington,  Orlando, Florida and Nashville, Tennessee. The Seattle-area hub located in Lynnwood, Washington, is CarLotz' first location on the west coast and ninth location overall. The Orlando-area hub is located in Merritt Island, Florida and is CarLotz' second location in the state of Florida and tenth location overall. The Nashville area hub is located in Madison, Tennessee and is CarLotz' first location in the state of Tennessee and eleventh location overall. The Company also signed lease agreements for new hubs in Charlottesville, Virginia, Bakersfield, California, Highland Park, Illinois, Denver, Colorado, Fairview, Illinois, Baton Rouge, Louisiana, Plano, Texas and Pomona, California. The new hub opening and new lease signings align with the Company's strategic goals, which include expanding into new geographic markets while innovating and expanding the Company's technological leadership.

Inventory Sourcing

In mid-May 2021, the corporate vehicle sourcing partner that accounted for approximately 33% of the cars we purchased during 2020 informed us that it would be pausing its consignment of vehicles to us, with immediate effect, due to the current strength of the wholesale market for vehicles.